Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax [Abstract]
Statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.90%)	(10.80%)
Effect of non-deductible expense	(0.70%)	(0.70%)
Additional deduction for development and research expense	2.50%	3.80%
Valuation allowance on deferred tax assets	(15.40%)
Income tax expense	0.50%	17.30%